Share capital and reserves (Details 1)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Stock options, balance, outstanding and exercisable (in shares)	11,665,000	12,505,000	12,530,000
Stock options, granted, outstanding and exercisable (in shares)	800,000		6,130,000
Stock options, exercised, outstanding and exercisable (in shares)	(550,000)
Options outstanding and exercisable, expired (in shares)	(280,000)	(840,000)	(6,155,000)
Stock options, balance, outstanding and exercisable (in shares)	11,635,000	11,665,000	12,505,000
Stock options, balance, weighted average exercise price | $ / shares	$ 0.27	$ 0.27	$ 0.49
Weighted average exercise price, granted | $ / shares	0.25		0.21
Stock options, exercised, weighted average exercise price | $ / shares	0.16
Weighted average exercise price, expired | $ / shares	0.33	0.29	0.66
Stock options, balance, weighted average exercise price | $ / shares	$ 0.27	$ 0.27	$ 0.27
Stock Options Expiry Date March 7, 2027 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Mar. 07, 2027	Mar. 07, 2027	Mar. 07, 2027
Stock Options, exercise price | $ / shares	$ 0.38	$ 0.38	$ 0.38
Stock options, balance	1,000,000	1,125,000	1,125,000
Stock options, granted
Stock options, exercised
Stock options, expired		(125,000)
Stock options, balance	1,000,000	1,000,000	1,125,000
Stock Options Expiry Date June 10, 2027 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Jun. 10, 2027	Jun. 10, 2027	Jun. 10, 2027
Stock Options, exercise price | $ / shares	$ 0.33	$ 0.33	$ 0.33
Stock options, balance	3,375,000	3,640,000	3,640,000
Stock options, granted
Stock options, exercised
Stock options, expired	(265,000)	(265,000)
Stock options, balance	3,110,000	3,375,000	3,640,000
Stock Options Expiry Date October 4, 2027 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Oct. 04, 2027	Oct. 04, 2027	Oct. 04, 2027
Stock Options, exercise price | $ / shares	$ 0.30	$ 0.30	$ 0.30
Stock options, balance	755,000	755,000	755,000
Stock options, granted
Stock options, exercised
Stock options, expired
Stock options, balance	755,000	755,000	755,000
Stock Options Expiry Date December 16, 2027 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Dec. 16, 2027	Dec. 16, 2027	Dec. 16, 2027
Stock Options, exercise price | $ / shares	$ 0.33	$ 0.33	$ 0.33
Stock options, balance	855,000	855,000	855,000
Stock options, granted
Stock options, exercised
Stock options, expired	(15,000)
Stock options, balance	840,000	855,000	855,000
Stock Options Expiry Date February 14, 2028 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Feb. 14, 2028	Feb. 14, 2028	Feb. 14, 2028
Stock Options, exercise price | $ / shares	$ 0.30	$ 0.30	$ 0.30
Stock options, balance	600,000	600,000
Stock options, granted			600,000
Stock options, exercised
Stock options, expired
Stock options, balance	600,000	600,000	600,000
Stock Options Expiry Date April 3, 2028 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Apr. 03, 2028	Apr. 03, 2028	Apr. 03, 2028
Stock Options, exercise price | $ / shares	$ 0.26	$ 0.26	$ 0.26
Stock options, balance	1,575,000	1,975,000
Stock options, granted			1,975,000
Stock options, exercised
Stock options, expired		(400,000)
Stock options, balance	1,575,000	1,575,000	1,975,000
Stock Options Expiry Date July 10, 2028 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Jul. 10, 2028	Jul. 10, 2028	Jul. 10, 2028
Stock Options, exercise price | $ / shares	$ 0.16	$ 0.16	$ 0.16
Stock options, balance	2,470,000	2,520,000
Stock options, granted			2,520,000
Stock options, exercised	(550,000)
Stock options, expired		(50,000)
Stock options, balance	1,920,000	2,470,000	2,520,000
Stock Options Expiry Date September 19, 2028 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Sep. 19, 2028	Sep. 19, 2028	Sep. 19, 2028
Stock Options, exercise price | $ / shares	$ 0.18	$ 0.18	$ 0.18
Stock options, balance	1,035,000	1,035,000
Stock options, granted			1,035,000
Stock options, exercised
Stock options, expired
Stock options, balance	1,035,000	1,035,000	1,035,000
August 92030 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Aug. 09, 2030
Stock Options, exercise price | $ / shares	$ 0.25
Stock options, balance
Stock options, granted	800,000
Stock options, exercised
Stock options, expired
Stock options, balance	800,000
Stock Options Expiry Date February 09, 2023 [Member]
IfrsStatementLineItems [Line Items]
Expiry date			Feb. 09, 2023
Stock Options, exercise price | $ / shares			$ 0.97
Stock options, balance			350,000
Stock options, granted
Stock options, exercised
Stock options, expired			(350,000)
Stock options, balance
Stock Options Expiry Date March 3, 2023 [Member]
IfrsStatementLineItems [Line Items]
Expiry date			Mar. 03, 2023
Stock Options, exercise price | $ / shares			$ 0.96
Stock options, balance			250,000
Stock options, granted
Stock options, exercised
Stock options, expired			(250,000)
Stock options, balance
Stock Options Expiry Date March 31, 2023 [Member]
IfrsStatementLineItems [Line Items]
Expiry date			Mar. 31, 2023
Stock Options, exercise price | $ / shares			$ 0.68
Stock options, balance			1,975,000
Stock options, granted
Stock options, exercised
Stock options, expired			(1,975,000)
Stock options, balance
Stock Option Expiry Date May 8, 2023 [Member]
IfrsStatementLineItems [Line Items]
Expiry date			May 08, 2023
Stock Options, exercise price | $ / shares			$ 0.69
Stock options, balance			100,000
Stock options, granted
Stock options, exercised
Stock options, expired			(100,000)
Stock options, balance
Stock Option Expiry Date May 28, 2023 [Member]
IfrsStatementLineItems [Line Items]
Expiry date			May 28, 2023
Stock Options, exercise price | $ / shares			$ 0.65
Stock options, balance			100,000
Stock options, granted
Stock options, exercised
Stock options, expired			(100,000)
Stock options, balance
Stock Option Expiry Date July 8, 2023 [Member]
IfrsStatementLineItems [Line Items]
Expiry date			Jul. 08, 2023
Stock Options, exercise price | $ / shares			$ 0.62
Stock options, balance			2,420,000
Stock options, granted
Stock options, exercised
Stock options, expired			(2,420,000)
Stock options, balance
Stock Options Expiry Date September 18, 2023 [Member]
IfrsStatementLineItems [Line Items]
Expiry date			Sep. 18, 2023
Stock Options, exercise price | $ / shares			$ 0.51
Stock options, balance			960,000
Stock options, granted
Stock options, exercised
Stock options, expired			(960,000)
Stock options, balance